Decommissioning Liabilities (Tables)	9 Months Ended
Sep. 30, 2024
Provision for decommissioning, restoration and rehabilitation costs [abstract]
Summary of Decommissioning Provision

Total
As at December 31, 2023	4,155
Liabilities Incurred	17
Liabilities Settled	(170)
Liabilities Disposed	(72)
Unwinding of Discount on Decommissioning Liabilities (Note 4)	169
Exchange Rate Movements	10
As at September 30, 2024	4,109